Note 2 - Allowance For Loan Losses: Loans Receivable, Nonaccrual status policy (Policies)	9 Months Ended
Sep. 30, 2018
Policies
Loans Receivable, Nonaccrual status policy

When a loan becomes 60 days or more past due based on its original terms, it is placed in non-accrual status.  At such time, the accrual of any additional finance charges is discontinued.  Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status.  Non-accrual loans return to accrual status when the loan becomes less than 60 days past due.